Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to shareholders									$ (185.8)	$ (221.3)	$ (434.2)
Net loss	$ (18.0)	$ (41.4)	$ (33.5)	$ (92.9)	$ 22.2	$ (78.6)	$ (47.0)	$ (117.9)	$ (185.8)	$ (221.3)	$ (434.6)
Weighted average shares outstanding for basic and diluted loss per share (in shares)									171.2	143.9	141.4
Basic and diluted loss per common share attributable to shareholders (in dollars per share)									$ (1.09)	$ (1.54)	$ (3.07)